3. FINANCIAL INSTRUMENTS AND RISK ANALYSIS (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Probable scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ 16,347,070
Possible scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	20,433,837
Total (gain) loss	4,086,767
Remote scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	24,520,604
Total (gain) loss	R$ 8,173,534
Derivatives (net position - usd) [member] | Dollar appreciation [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of changes in exposure to risk	Dollar depreciation
Derivatives (net position - usd) [member] | Dollar appreciation [member] | Probable scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ 7,406
Derivatives (net position - usd) [member] | Dollar appreciation [member] | Possible scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	9,258
Derivatives (net position - usd) [member] | Dollar appreciation [member] | Remote scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ 11,109
US dollar debt [member] | Dollar appreciation [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of changes in exposure to risk	Dollar appreciation
US dollar debt [member] | Dollar appreciation [member] | Probable scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ 23,871,894
US dollar debt [member] | Dollar appreciation [member] | Possible scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	29,839,867
US dollar debt [member] | Dollar appreciation [member] | Remote scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ 35,807,840
US dollar cash [member] | Dollar depreciation [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of changes in exposure to risk	Dollar depreciation
US dollar cash [member] | Dollar depreciation [member] | Probable scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ (168,389)
US dollar cash [member] | Dollar depreciation [member] | Possible scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	(210,487)
US dollar cash [member] | Dollar depreciation [member] | Remote scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ (252,584)
Euro debt [member] | Euro appreciation [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of changes in exposure to risk	Euro appreciation
Euro debt [member] | Euro appreciation [member] | Probable scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ 3,813,244
Euro debt [member] | Euro appreciation [member] | Possible scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	4,766,555
Euro debt [member] | Euro appreciation [member] | Remote scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ 5,719,866
Euro cash [member] | Euro depreciation [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of changes in exposure to risk	Euro depreciation
Euro cash [member] | Euro depreciation [member] | Probable scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ (359,154)
Euro cash [member] | Euro depreciation [member] | Possible scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	(448,942)
Euro cash [member] | Euro depreciation [member] | Remote scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ (538,730)
Fair value adjustment [member] | Dollar or euro depreciation [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of changes in exposure to risk	Dollar/euro depreciation
Fair value adjustment [member] | Dollar or euro depreciation [member] | Probable scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ (10,817,931)
Fair value adjustment [member] | Dollar or euro depreciation [member] | Possible scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	(13,522,414)
Fair value adjustment [member] | Dollar or euro depreciation [member] | Remote scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ (16,226,897)